Annual Fund Operating Expenses ((Wells Fargo Advantage Pennsylvania Tax-Free Fund))	0 Months Ended
	Aug. 01, 2011
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[1]
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[1]
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Retail - A, B, C) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[1]
(Wells Fargo Advantage Pennsylvania Tax-Free Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[1]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.